Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Changes in liabilities arising from financing activities
Changes in liabilities arising from financing activities for the year ended December 31, 2019 are as follows:

(In millions of won)
	January 1, 2019			Non-cash transactions
			Cash flows from financing activities	Reclassification	Gain or loss on foreign currency translation	Effective interest adjustment	Others	December 31, 2019
Short-term borrowings	~~W~~	—	686,097	—	10,696	—	—	696,793
Current portion of long-term borrowings and bonds		1,553,907	(1,567,818)	1,237,344	18,887	584	—	1,242,904
Long-term borrowings		5,232,271	4,341,087	(827,883)	54,202	—	—	8,799,677
Bonds		1,772,599	1,323,251	(409,461)	(20,351)	10,568	64,910	2,741,516
Lease liabilities		115,119	(64,570)	—	1,849	4,085	32,029	88,512

	~~W~~	8,673,896	4,718,047	—	65,283	15,237	96,939	13,569,402